Financial Instruments and Fair Value Measurements, Cross-Currency Swaps (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Sep. 26, 2020 USD ($)	Sep. 28, 2019 USD ($)	Sep. 29, 2018 USD ($)	Sep. 26, 2020 EUR (€)	Sep. 26, 2020 GBP (£)
Cross-Currency Swaps [Abstract]
Long-term debt | $	$ 10,322
Proceeds from settlement of net investment hedges | $	281	$ 0	$ 0
Euro Denominated [Member]
Cross-Currency Swaps [Abstract]
Long-term debt | €				€ 785
Cross-Currency Swaps [Member]
Cross-Currency Swaps [Abstract]
Proceeds from settlement of net investment hedges | $	$ 281
Cross-Currency Swap Maturing May 2022 [Member]
Cross-Currency Swaps [Abstract]
Notional amount of swap | €				250
Cross-Currency Swap Maturing June 2024 [Member]
Cross-Currency Swaps [Abstract]
Notional amount of swap | €				€ 1,625
Cross-Currency Swap Maturing July 2027 [Member]
Cross-Currency Swaps [Abstract]
Notional amount of swap | £					£ 700